Retirement plans	12 Months Ended
Dec. 31, 2021
Retirement Plans
Retirement Plans

Note 16 – Retirement Plans

The Company sponsors a 401(k) plan for all employees. The plan provides for the Company to make a discretionary matching contribution. Contributions to the plan totaled $352 and $226 for the years ended December 31, 2021 and 2020, respectively.